LOANS, FINANCING AND DEBENTURES - GUARANTEES FOR NON-SUBSIDIARY (Details) R$ in Thousands	Dec. 31, 2023 BRL (R$)
UHE Belo Monte - Norte Energia | Borrowings from BNDES bank for UHE Belo Monte - Norte Energia guaranteed by Eletrobras, one
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	R$ 13,978,841
UHE Jirau | Borrowings from BNDES bank for UHE Jirau - ESBR guaranteed by Eletrobras, one
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	871,999
UHE Jirau | Borrowings from BNDES bank for UHE Jirau - ESBR guaranteed by Eletrobras, two
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	3,151,036
Angra III | Borrowings guaranteed by Electrobas, SPE
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	3,141,268
Angra III | Borrowings guaranteed by Electrobas Two, SPE
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	2,795,369
UHE Sinop | Borrowings from BNDES bank for UHE Sinop guaranteed by Eletrobras, one
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	563,615
UHE Sinop | Borrowings through Issuance of Debentures for UHE Sinop guaranteed by Chesf
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	75,640
UHE Sinop | Borrowings through Issuance of Debentures for UHE Sinop guaranteed by Eletronorte
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	75,640
Empresa de Energia Sao Manoel S.A | Borrowings from BNDES bank for Empresa de Energia So Manoel guaranteed by Eletrobras
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	533,477
Empresa de Energia Sao Manoel S.A | Borrowings through Issuance of Debentures for Empresa de Energia So Manoel guaranteed by Furnas
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	101,757
Amazonas Energia | Borrowings guaranteed by Electrobas Three, SPE
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	257,153
Angra I | Borrowings guaranteed by Electrobas Four, SPE
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	79,146
Chapada do Piau II | Borrowings through Issuance of Debentures for Belo Monte Wind Projects - Chapada do Piau II Holding S.A. guaranteed by Eletronorte
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	65,148
Chapada do Piau I | Borrowings through Issuance of Debentures for Belo Monte Wind Projects - Chapada Piau I Holding S.A. guaranteed by Eletronorte
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	64,736
Caldas Novas Transmissao | Borrowings through Issuance of Debentures for Belo Monte Caldas Novas Transmisso S.A. guaranteed by Eletronorte
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	2,017
Non-controlled companies guarantees
LOANS, FINANCING AND DEBENTURES
Outstanding Balance	R$ 25,756,842